UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21226

Investment Company Act File Number

Eaton Vance Ohio Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Bond Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.2%
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$786,827
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	605	701,963

		$1,488,790

Education — 16.7%
Bowling Green State University, 5.00%, 6/1/33	$500	$588,630
Miami University, 5.00%, 9/1/41	500	586,580
Ohio Higher Educational Facility Commission, (Denison University), 5.00%, 11/1/42	850	1,002,541
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	200	212,668
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	567,915
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/42	500	587,245
Ohio State University, 5.00%, 12/1/30	455	582,168
University of Cincinnati, 5.00%, 6/1/45(1)	1,500	1,771,320

		$5,899,067

Electric Utilities — 4.0%
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	$615	$650,812
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	180	208,003
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	557,180

		$1,415,995

Escrowed/Prerefunded — 15.3%
Apollo Career Center Joint Vocational School District, Prerefunded to 12/1/21, 5.25%, 12/1/33	$270	$305,678
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	900	943,164
Canton Local School District, (School Facilities Construction and Improvement), Prerefunded to 5/1/21, 5.00%, 11/1/43	1,000	1,105,960
Lakewood City School District, Prerefunded to 11/1/22, 5.00%, 11/1/39	400	458,524
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	105	113,374
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	290	316,984
Ohio Turnpike Commission, Prerefunded to 2/15/20, 5.00%, 2/15/31	1,000	1,069,600
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 6/1/30	1,040	1,106,071

		$5,419,355

General Obligations — 1.6%
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	$500	$549,695

		$549,695

Hospital — 24.2%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$865	$950,004

Security	Principal Amount (000’s omitted)	Value
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	$440	$496,918
Allen County, (Mercy Health), 4.00%, 8/1/47(1)	880	917,074
Butler County, (UC Health), 4.00%, 11/15/37	265	275,518
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/32	635	770,700
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/47	470	546,995
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	289,918
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	260	271,419
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	556,930
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	840,134
Montgomery County, (Kettering Health Network Obligated Group), 4.00%, 8/1/47	500	522,100
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	550,795
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	170	183,510
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	641,428
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	186,897
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	505	539,769

		$8,540,109

Insured – Education — 0.2%
Kent State University, (AGC), 5.00%, 5/1/26	$80	$83,482

		$83,482

Insured – Electric Utilities — 19.1%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$40	$40,182
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,750	2,061,922
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	1,000	462,040
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,880,400
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	292,904

		$6,737,448

Insured – Escrowed/Prerefunded — 25.3%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$660	$662,924
Brooklyn City School District, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/38	445	486,928
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	920	961,786
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	330	344,989
Lorain County, (Catholic Healthcare Partners), (AGM), Prerefunded to 5/8/18, 5.00%, 2/1/29(1)	880	892,408
Lorain County, (Catholic Healthcare Partners), (AGM), Prerefunded to 5/8/18, 5.00%, 2/1/29	880	892,408
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,000	1,034,160
Ohio University, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/33	500	507,430
Olentangy Local School District, (AGC), Prerefunded to 6/1/18, 5.00%, 12/1/36	1,400	1,420,804
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	517,578
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	152,229
Youngstown State University, (AGC), Prerefunded to 6/15/19, 5.50%, 12/15/33	1,000	1,056,410

		$8,930,054

Insured – General Obligations — 12.8%
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	$500	$645,790
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,846,176

Security	Principal Amount (000’s omitted)	Value
Wapakoneta City School District, (AGM), Prerefunded to 6/1/18, 4.75%, 12/1/35	$2,000	$2,027,260

		$4,519,226

Insured – Special Tax Revenue — 12.0%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$1,088,217
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	3,114,297
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	41,593

		$4,244,107

Insured – Transportation — 4.4%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$531,903
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	500	554,335
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	475,489

		$1,561,727

Insured – Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$537,525

		$537,525

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$395,899

		$395,899

Senior Living/Life Care — 4.1%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$561,755
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	404,314
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	210,944
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	257,849

		$1,434,862

Special Tax Revenue — 1.6%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$558,185

		$558,185

Transportation — 3.1%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$129,683
Ohio Turnpike and Infrastructure Commission, 5.00%, 2/15/31	785	956,954

		$1,086,637

Water and Sewer — 4.0%
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	$1,000	$1,062,460
Toledo, Sewerage System Revenue, 5.00%, 11/15/28	300	341,208

		$1,403,668

Total Tax – Exempt Investments — 155.2% (identified cost $50,032,193)		$54,805,831

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (6.4)%		$(2,251,008)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (41.6)%		$(14,692,268)

Other Assets, Less Liabilities — (7.2)%		$(2,552,564)

Net Assets Applicable to Common Shares — 100.0%		$35,309,991

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 48.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 15.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at December 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$54,805,831	$—	$54,805,831
Total Investments	$—	$54,805,831	$—	$54,805,831

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018